TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	£ 472,498	£ 457,958
Loans and advances to banks	6,611	26,902	£ 25,117
Government securities	34,708	48,714
Bank and building society certificates of deposit	167	142
Asset-backed securities:
Mortgage-backed securities	1,156	108
Other asset-backed securities	255	317
Corporate and other debt securities	4,615	6,030
	40,901	55,311
Equity shares	1,197	1,213
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	29,976	30,473
Loans and advances to banks	1,614	2,606
Government securities	9,833	11,828
Asset-backed securities:
Mortgage-backed securities	189	47
Other asset-backed securities	95	69
Corporate and other debt securities	523	224
	10,640	12,168
Equity shares	6	6
Total	42,236	45,253
Financial assets at fair value through profit or loss, category [member]
TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Government securities	12,187	14,904
Other public sector securities	1,527	1,325
Bank and building society certificates of deposit	222	244
Asset-backed securities:
Mortgage-backed securities	211	660
Other asset-backed securities	926	1,469
Corporate and other debt securities	19,467	19,608
	34,540	38,210
Equity shares	86,084	67,691
Treasury and other bills	18	20
Total	120,642	105,921
Total [Member]
TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	29,976	30,473
Loans and advances to banks	1,614	2,606
Government securities	22,020	26,732
Other public sector securities	1,527	1,325
Bank and building society certificates of deposit	222	244
Asset-backed securities:
Mortgage-backed securities	400	707
Other asset-backed securities	1,021	1,538
Corporate and other debt securities	19,990	19,832
	45,180	50,378
Equity shares	86,090	67,697
Treasury and other bills	18	20
Total	£ 162,878	£ 151,174